Consolidated Balance Sheets	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash	¥ 26,103,076	$ 3,685,470	¥ 27,939,170
Restricted cash	501,952	70,870
Accounts receivable, net	41,281,988	5,828,567	30,913,334
Contract assets	2,023,221	285,657	4,460,046
Prepaid expenses and other current assets, net	12,513,878	1,766,823	12,210,990
Total current assets	82,588,973	11,660,663	77,199,556
Non-current assets
Property and equipment, net	1,123,976	158,693	2,613,264
Intangible assets, net	1,994,868	281,654	757,959
Operating right-of-use assets, net	8,992,535	1,269,648	31,403,688
Deferred offering costs			6,326,130
Deferred tax assets, net	3,689,514	520,919	21,563
Refundable deposits	2,060,734	290,953	3,002,260
Prepayment for acquisition			3,596,823
Restricted cash			501,071
Total non-current assets	17,861,627	2,521,867	48,222,758
TOTAL ASSETS	100,450,600	14,182,530	125,422,314
Current liabilities
Short-term borrowings	25,603,498	3,614,935	14,800,000
Current maturities of long-term borrowing	4,400,000	621,232	600,000
Accounts payable - third parties	39,804,623	5,619,979	18,147,774
Contract liabilities	4,777,398	674,519	1,989,310
Accrued expenses and other current liabilities	7,485,881	1,056,925	4,217,732
Other payable - shareholders	37,029	5,228	6,980,836
Taxes payable	513,197	72,457	2,130,432
Operating lease liabilities - current	8,806,671	1,243,406	18,079,265
Total current liabilities	109,611,400	15,475,935	76,848,191
Non-current liabilities
Loans payable - a shareholder	823,265	116,236
Loans payable - a third party	2,833,080	400,000
Long-term borrowing			4,400,000
Operating lease liabilities – non-current	5,216,622	736,530	13,276,535
Other payables - shareholders -non-current	6,937,500	979,499
Deferred tax liabilities	760,806	107,418
Total non-current liabilities	16,571,273	2,339,683	17,676,535
Total liabilities	126,182,673	17,815,618	94,524,727
Commitments and contingencies
Shareholders’ Equity
Additional paid in capital	60,423,647	8,531,160	72,691,813
Subscription receivable			(34,823,000)
Statutory reserves	502,941	71,010	4,651,141
Accumulated deficit	(77,454,208)	(10,935,689)	(9,025,668)
Accumulated other comprehensive loss	(1,541,653)	(217,665)	(181,546)
Total Jayud Global Logistics Limited shareholders’ equity / (deficit)	(18,055,399)	(2,549,225)	33,325,657
Non-controlling interests	(7,676,674)	(1,083,863)	(2,428,070)
Total shareholders’ equity/ (deficit)	(25,732,073)	(3,633,088)	30,897,587
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY/ (DEFICIT)	100,450,600	14,182,530	125,422,313
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares	9,787	1,382	8,830
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares	4,087	577	4,087
Related Party
Current assets
Accounts receivable - a related party			1,676,016
Other receivable - related parties	164,858	23,276
Current liabilities
Loans payable - a related party	3,000,000	423,567
Accounts payable - related parties	6,666,458	941,231	7,425,184
Other payable - related parties	¥ 8,516,645	$ 1,202,457	¥ 2,477,658